Financial Revenue and Expenses (Tables)	6 Months Ended
Jun. 30, 2019
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Summary of Financial Income and Expenses	The following table reflects financial revenue and expenses:

	Six months ended June 30
(thousands of euros)	2019	2018
Financial revenues	491	1,813
Financial expenses	(966)	(360)

Total	(475)	1,452